Segment Reporting - Financials (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)
Segment Reporting
Number of operating segments | segment			2
Revenue.
Revenue from royalty, streams and working interests	$ 257.6	$ 329.9	$ 513.2	$ 606.2
Interest revenue	2.2		3.1
Other interest income	0.3		0.6
Expenses
Costs of sales	29.1	47.1	62.7	85.3
Depletion and depreciation	52.9	75.1	111.1	136.1
Gross profit	178.1	207.7	343.1	384.8
Other operating expenses (income)
General and administrative expenses	8.4	6.2	14.1	12.4
Share-based compensation expenses	1.8	2.4	4.6	5.6
Gain on sale of gold bullion	(1.1)	(1.4)	(2.5)	(2.1)
Foreign exchange loss (gain) and other expenses (income)	9.8	(1.7)	11.4	(3.9)
Income before finance items and income taxes	159.2	202.2	315.8	376.5
Finance items
Finance income	16.2	10.0	32.2	20.5
Finance expenses	(0.6)	(0.7)	(1.2)	(1.4)
Net income before income taxes	174.8	211.5	346.8	395.6
Operating Segments
Revenue.
Revenue from royalty, streams and working interests	257.6	329.9	513.2	606.2
Interest revenue	2.2		3.1
Other interest income	0.3		0.6
Total Revenue	260.1	329.9	516.9	606.2
Expenses
Costs of sales	29.1	47.1	62.7	85.3
Depletion and depreciation	51.9	74.9	109.9	135.8
Gross profit	179.1	207.9	344.3	385.1
Other operating expenses (income)
General and administrative expenses	8.4	6.2	14.1	12.4
Share-based compensation expenses	1.8	2.4	4.6	5.6
Gain on disposal of royalty interests			(0.3)	(3.7)
Gain on sale of gold bullion	(1.1)	(1.4)	(2.5)	(2.1)
Depreciation	1.0	0.2	1.1	0.3
Foreign exchange loss (gain) and other expenses (income)	9.8	(1.7)	11.4	(3.9)
Income before finance items and income taxes	159.2	202.2	315.9	376.5
Finance items
Finance income	16.2	10.0	32.2	20.5
Finance expenses	(0.6)	(0.7)	(1.2)	(1.4)
Net income before income taxes	174.8	211.5	346.9	395.6
Operating Segments | Mining Segment
Revenue.
Revenue from royalty, streams and working interests	206.7	274.4	418.5	501.7
Interest revenue	2.2		3.1
Other interest income	0.3		0.6
Total Revenue	209.2	274.4	422.2	501.7
Expenses
Costs of sales	26.6	43.8	57.2	79.2
Depletion and depreciation	38.2	56.6	79.5	103.4
Gross profit	144.4	174.0	285.5	319.1
Operating Segments | Energy Segment
Revenue.
Revenue from royalty, streams and working interests	50.9	55.5	94.7	104.5
Total Revenue	50.9	55.5	94.7	104.5
Expenses
Costs of sales	2.5	3.3	5.5	6.1
Depletion and depreciation	13.7	18.3	30.4	32.4
Gross profit	$ 34.7	$ 33.9	$ 58.8	$ 66.0